Equity Investments - Additional Information (Details)	Dec. 31, 2023	Jul. 03, 2023	Dec. 31, 2022	Jun. 28, 2021
Canada Jetlines Operations Ltd.
Schedule of Equity Method Investments [Line Items]
Percentage of shares transferred				75.00%
Percentage of shares retained				25.00%
Equity method investment ownership percentage	10.00%		13.00%
GlobalX Ground Team, LLC
Schedule of Equity Method Investments [Line Items]
Equity method investment ownership percentage		50.00%